Derivatives and hedging activities (Details 2) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	243	86	373	329	423
Gains/(losses) recognized in income on hedged items	(247)	(84)	(388)	(331)	(450)
Net gains/(losses) on the ineffective portion	(4)	2	(15)	(2)	(27)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	249	88	385	337	436
Gains/(losses) recognized in income on hedged items	(253)	(86)	(398)	(339)	(462)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(6)	(2)	(12)	(8)	(13)
Gains/(losses) recognized in income on hedged items	6	2	10	8	12
Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(20)	2	(4)	(18)	10
Gains/(losses) reclassified from AOCI into income	(2)	0	0	(2)	0
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	9
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(25)	5	1	(20)	0
Gains/(losses) reclassified from AOCI into income	(1)	1	0	0	0
Cash flow hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	5	(3)	(5)	2	10
Gains/(losses) reclassified from AOCI into income	(1)	(1)	0	(2)	0
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	260	(551)	(467)	(291)	(201)
Gains/(losses) reclassified from AOCI into income	0	0	0	0	77
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	260	(551)	(467)	(291)	(201)
Gains/(losses) reclassified from AOCI into income	0	0	0	0	77